Note 7 - Debt (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Debt [Table Text Block]
Bank / Vessel(s)	December 31,
	2019	2020
Total long term debt:
Alpha Bank Facility (M/T Stenaweco Elegance), including Alpha Bank Top-Up Facility	20,075	-
AT Bank Facility (M/T Eco Palm Desert)	21,875	-
AT Bank Bridge Note (Top Ships)	10,500	-
OFI Facility (M/T Stenaweco Energy, M/T Stenaweco Evolution and M/T Stenaweco Excellence)	69,849	-
CMBFL Facility (M/T Eco Bel Air and M/T Eco Beverly Hills)	88,560	-
BoComm Leasing Facility (M/T Nord Valiant for 2019 and 2020 and M/T Eco California for 2019)	44,466	20,227
Cargill Facility (M/T Eco Marina Del Ray)	30,962	29,116
AVIC Facility (M/T Eco Los Angeles and M/T Eco City of Angels)	-	57,656
Total long term debt	286,287	106,999
Less: Deferred finance fees	(7,257)	(2,380)
Total long term debt net of deferred finance fees	279,030	104,619

Presented:
Current portion of long term debt	16,908	5,324
Long term debt	262,122	99,295

Debt related to Vessels held for sale:
ABN Facility (M/T Eco Fleet and M/T Eco Revolution)	30,300	-
Less: Deferred finance fees	(323)	-
Debt related to Vessels held for sale net of deferred finance fees	29,977	-

Total Debt net of deferred finance fees and debt discounts	309,007	104,619

Schedule of Principle Repayments [Table Text Block]
Years
December 31, 2021	5,735
December 31, 2022	6,088
December 31, 2023	6,466
December 31, 2024	44,372
December 31, 2025	3,708
December 31, 2026 and thereafter	40,630
Total	106,999